Condensed Financial Information of the Parent Company (Details) - $ / shares	1 Months Ended
	May 23, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 24, 2018
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary stock, shares issued		28,000,000	28,000,000
Ordinary stock par value (in Dollars per share)				$ 1
Share and per share information, description	The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. On the same day, the Company cancelled 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding. Accordingly, all share and per share information has been restated to retroactively show the effect of this recapitalization.
Comon Stock [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary stock, shares issued				50,000
Minimum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Subdivided ordinary share	50,000
Maximum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Subdivided ordinary share	500,000,000